UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2008 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Trusts
Commercial Banks — 0.8%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(a)(b)(c)	$1,200	$441,266
Rabobank Capital Funding Trust II, Capital Securities,
5.26%(b)(c)	75	39,677
Royal Bank of Scotland Group Plc (United Kingdom), Capital Securities,
6.99%, 10/05/49(a)(b)(c)(d)	2,000	935,072
State Street Capital Trust IV, Capital Securities,
3.00%, 6/15/37(d)	1,075	472,119
Wachovia Capital Trust III, Capital Securities,
5.80%, 3/15/42(d)	225	132,750
Wachovia Corp., Capital Securities,
7.98%(c)(d)	1,175	1,001,570

		3,022,454

Diversified Financial Services — 0.9%
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(d)	900	694,113
Credit Suisse Guernsey Ltd. (Switzerland), Unsecured Notes,
5.86%(a)(c)(d)	4,760	2,221,649
JPMorgan Chase Capital XXII, Capital Securities,
6.45%, 2/02/37	200	163,899
JPMorgan Chase Capital XXIII, Capital Securities,
3.15%, 5/15/47(d)	500	218,491
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(c)(d)(e)	4,070	407

		3,298,559

Insurance — 0.2%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(b)	2,325	904,483
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures,
6.40%, 12/15/66(b)(d)	50	10,088
Lincoln National Corp., Capital Securities,	75	31,500

7.00%, 5/17/66(d)		946,071

Total Capital Trusts — 1.9%		7,267,084

U.S. Government & Agency Obligations — 0.7%
U.S. Treasury Notes,
3.75%, 11/15/18	2,200	2,490,466

Corporate Bonds
Aerospace & Defense — 3.0%
Honeywell International, Inc., Senior Unsecured Notes,
5.30%, 3/15/17	2,835	2,887,561
Lockheed Martin Corp., Unsecured Notes,
6.15%, 9/01/36	1,020	1,105,913
Northrop Grumman Corp., Debentures,
7.88%, 3/01/26	1,000	1,142,881
Northrop Grumman Corp., Senior Debentures,
7.75%, 2/15/31	75	91,591
Northrop Grumman Corp., Senior Unsecured Notes,
7.12%, 2/15/11	2,000	2,079,528
Raytheon Co., Unsecured Notes,
5.38%, 4/01/13	50	50,230
United Technologies Corp., Senior Unsecured Notes,
6.35%, 3/01/11	125	132,169
United Technologies Corp., Unsecured Notes,
6.05%, 6/01/36	3,650	3,839,336

		11,329,209

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38	4,000	4,409,816

Automobiles — 0.5%
Daimler Finance North America LLC, Unsecured Notes,
5.75%, 9/08/11	2,000	1,689,078

Beverages — 1.5%
Diageo Finance BV (Netherlands), Unsecured Notes,
5.50%, 4/01/13(a)	2,300	2,286,733
PepsiCo, Inc., Senior Unsecured Notes,
7.90%, 11/01/18	1,250	1,532,059
SABMiller Plc (United Kingdom), Unsecured Notes,
5.70%, 1/15/14(a)(b)	1,850	1,705,674

		5,524,466

Capital Markets — 4.2%
Bank of New York Mellon Corp., Senior Notes,
4.50%, 4/01/13(f)	3,000	2,982,975
The Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	3,525	3,238,248
6.25%, 9/01/17	1,500	1,454,454
Morgan Stanley, Senior Notes,
5.05%, 1/21/11	200	192,099
5.63%, 1/09/12	7,400	7,017,472
6.25%, 8/28/17	885	753,920

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of certain securities have been abbreviated according to the list on the right.	ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.
	AMBAC	American Municipal Bond	FSA	Financial Security Assurance
		Assurance Corp.	IDRB	Industrial Development
	AMT	Alternative Minimum Tax		Revenue Bond
		(subject to)	LIBOR	London InterBank Offered Rate
	ARM	Adjustable Rate Mortgage	PCRB	Pollution Control Revenue Bond
	CMT	Constant Maturity Treasury Rate	RB	Revenue Bond
	COP	Certificate of Participation	TBA	To Be Announced

DECEMBER 31, 2008	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Capital Markets (concluded)
State Street Corp., Subordinated Notes,
7.65%, 6/15/10	$50	$52,022

		15,691,190

Commercial Banks — 9.3%
HSBC Bank USA, Subordinated Notes,
4.62%, 4/01/14	9,750	9,033,385
HSBC Holdings Plc (United Kingdom), Subordinated Notes,
6.80%, 6/01/38(a)	2,180	2,303,693
Northern Trust Corp., Subordinated Notes,
4.60%, 2/01/13	125	123,872
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
5.00%, 11/12/13(a)	3,000	2,643,549
U.S. Bank N.A., Subordinated Bank Notes,
6.38%, 8/01/11	2,500	2,600,708
UBS AG (Switzerland), Senior Notes,
5.88%, 12/20/17(a)	3,400	3,123,393
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	725	786,558
Wachovia Corp., Senior Notes,
4.38%, 6/01/10	300	285,739
Wachovia Corp., Subordinated Notes,
5.25%, 8/01/14	185	172,330
Wachovia Corp., Unsecured Notes,
2.12%, 3/15/11(d)	2,500	2,230,622
5.30%, 10/15/11	1,000	964,425
Wells Fargo & Co., Unsecured Notes,
4.88%, 1/12/11	5,000	5,000,190
4.38%, 1/31/13	5,500	5,385,688

		34,654,152

Communications Equipment — 0.4%
Cisco Systems, Inc., Senior Unsecured Notes,
5.25%, 2/22/11	1,550	1,609,105

Computers & Peripherals — 2.4%
Hewlett-Packard Co., Unsecured Notes,
5.25%, 3/01/12	3,000	3,099,777
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	5,575	5,960,316

		9,060,093

Consumer Finance — 4.9%
Allstate Life Global Funding Trust, Secured Notes,
4.50%, 5/29/09	9,050	9,042,190
American Express Co., Senior Unsecured Notes,
4.75%, 6/17/09	550	547,167
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes,
3.88%, 1/15/09	5,000	4,999,410
General Electric Capital Corp., Senior Unsecured Notes,
6.12%, 2/22/11	1,300	1,345,497
General Electric Capital Corp., Unsecured Notes,
5.62%, 9/15/17	1,000	1,005,944
Nissan Motor Acceptance Corp., Unsecured Notes,
4.62%, 3/08/10 (b)	25	24,757
Student Loan Marketing Corp., Unsecured Notes,
5.40%, 10/25/11	1,900	1,437,225

		18,402,190

Diversified Financial Services — 8.3%
Bank of America Corp., Senior Unsecured Notes,
4.50%, 8/01/10	5,000	4,998,280
5.38%, 8/15/11	2,205	2,245,243
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11	65	66,551
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,275	3,401,327
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	500	498,138
6.40%, 10/02/17	1,050	1,091,137
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 1/07/16	2,000	1,844,556
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10	65	64,053
4.62%, 8/03/10	1,600	1,573,614
General Electric Capital Corp., Unsecured Notes,
5.00%, 11/15/11	100	101,341
6.15%, 8/07/37	3,000	3,007,848
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	2,050	2,163,824
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17	3,500	3,530,093
6.00%, 10/01/17	4,575	4,614,706
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(b)	1,700	1,675,605

		30,876,316

Diversified Telecommunication Services — 6.6%
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
7.05%, 6/20/36(a)	1,075	1,173,396
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(a)	1,600	1,624,579
AT&T, Inc., Unsecured Notes,
5.62%, 6/15/16	1,500	1,506,723
5.50%, 2/01/18	3,500	3,537,187
BellSouth Capital Funding Corp., Senior Unsecured Notes,
7.75%, 2/15/10	3,130	3,239,800
Cellco Partnership, Unsecured Notes,
8.50%, 11/15/18(b)	1,150	1,347,429
Sprint Capital Corp., Senior Unsecured Notes,
6.38%, 5/01/09	100	99,375
Telecom Italia Capital SA (Luxembourg), Senior Notes,
5.25%, 11/15/13(a)	5,210	3,972,625
Verizon Communications, Inc., Senior Unsecured Notes,
6.10%, 4/15/18	3,350	3,337,910
6.90%, 4/15/38	2,000	2,250,508
Verizon Communications, Inc., Unsecured Notes,
6.25%, 4/01/37	1,625	1,682,700
Verizon Global Funding Corp., Senior Unsecured Notes,
6.88%, 6/15/12	600	618,949
Verizon Maryland, Inc., Senior Debentures,
6.12%, 3/01/12	305	298,816

		24,689,997

2	DECEMBER 31, 2008

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Electric Utilities — 3.8%
Carolina Power & Light Co., First Mortgage Bonds,
6.30%, 4/01/38	$750	$826,520
Cleveland Electric Illuminating Co., Senior Unsecured Notes,
5.65%, 12/15/13	450	406,698
Duke Energy Corp., First Mortgage Bonds,
5.25%, 1/15/18	450	459,724
EDP Finance BV (Netherlands), Senior Unsecured Notes,
6.00%, 2/02/18(a)(b)(f)	1,475	1,224,466
Florida Power & Light Co., First Mortgage Bonds,
5.95%, 2/01/38	1,825	2,032,776
Georgia Power Co., Senior Unsecured Notes,
5.25%, 12/15/15	1,050	1,034,983
Kiowa Power Partners LLC, Senior Secured Notes,
4.81%, 12/30/13(b)	16	14,728
MidAmerican Energy Holdings Co., Senior Unsecured Notes,
5.30%, 3/15/18	675	665,307
5.75%, 4/01/18	1,195	1,165,668
NiSource Finance Corp., Unsecured Notes,
2.72%, 11/23/09(d)	25	22,526
Scottish Power Ltd. (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(a)	2,050	2,006,979
Virginia Electric & Power Co., Senior Unsecured Notes,
6.00%, 1/15/36	1,550	1,512,144
Virginia Electric & Power Co., Unsecured Notes,
5.40%, 1/15/16	3,000	2,939,958

		14,312,477

Energy Equipment & Services — 0.7%
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	25	25,534
Transocean Ltd. (Switzerland), Senior Unsecured Notes,
6.00%, 3/15/18(a)	2,750	2,504,703

		2,530,237

Food & Staples Retailing — 4.5%
CVS Caremark Corp., Senior Unsecured Notes,
4.00%, 9/15/09	75	74,090
CVS Caremark Corp., Unsecured Notes,
5.75%, 6/01/17	4,450	4,189,537
Tesco Plc (United Kingdom), Unsecured Notes,
5.50%, 11/15/17(a)(b)	3,540	3,281,605
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.88%, 8/10/09	2,000	2,059,922
Wal-Mart Stores, Inc., Unsecured Notes,
4.12%, 7/01/10	4,210	4,309,352
5.00%, 4/05/12	2,000	2,114,094
5.25%, 9/01/35	675	672,072

		16,700,672

Food Products — 2.8%
General Mills, Inc., Senior Unsecured Notes,
5.20%, 3/17/15	2,375	2,321,363
Kellogg Co., Senior Unsecured Notes,
5.12%, 12/03/12	4,425	4,423,504
Kraft Foods, Inc., Senior Unsecured Notes,
5.62%, 11/01/11	1,615	1,650,186
6.50%, 8/11/17	2,075	2,085,670

		10,480,723

Gas Utilities — 0.0%
Nakilat, Inc. (Qatar), Senior Unsecured Notes,
6.07%, 12/31/33(a)(b)	25	16,756

Health Care Equipment & Supplies — 1.0%
Covidien International Finance SA (Luxembourg), Senior Unsecured Notes,
6.00%, 10/15/17(a)	2,300	2,268,964
Hospira, Inc., Unsecured Notes,
6.05%, 3/30/17	1,660	1,348,282

		3,617,246

Household Products — 0.5%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37	1,500	1,682,985

Insurance — 3.8%
American General Corp., Senior Unsecured Notes,
7.50%, 8/11/10	105	83,518
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	400	382,166
Hartford Life Global Funding Trusts, Notes,
5.20%, 2/15/11	575	489,644
Hartford Life Global Funding Trusts, Secured Notes,
4.85%, 1/17/12(d)	1,350	1,061,872
Lincoln National Corp., Senior Unsecured Notes,
6.15%, 4/07/36	1,500	950,259
Marsh & McLennan Co., Inc., Senior Unsecured Notes,
5.15%, 9/15/10	25	24,336
MetLife, Inc., Senior Notes,
5.38%, 12/15/12	4,400	4,145,860
MetLife, Inc., Senior Unsecured Notes,
6.12%, 12/01/11	1,200	1,183,613
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(b)	2,550	2,375,985
Metropolitan Life Global Funding I, Unsecured Notes,
4.25%, 7/30/09(b)	200	195,696
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12(b)	2,125	1,964,828
Prudential Financial, Inc., Senior Notes,
6.63%, 12/01/37	875	596,580
Prudential Financial, Inc., Unsecured Notes,
5.70%, 12/14/36	1,375	856,985

		14,311,342

Machinery — 0.7%
Ingersoll-Rand Global Holding Co. Ltd (Bermuda), Senior Unsecured Notes,
6.00%, 8/15/13(a)	2,395	2,343,127
Siemens Financieringsmat (Netherlands), Unsecured Notes,
5.50%, 2/16/12(a)(b)	100	101,859

		2,444,986

Media — 5.9%
Comcast Cable Communications Holdings, Inc., Unsecured Notes,
8.38%, 3/15/13	3,000	3,103,572
Comcast Cable Communications LLC, Senior Unsecured Notes,
6.75%, 1/30/11	4,115	4,130,645
Cox Communications, Inc., Senior Unsecured Notes,
7.13%, 10/01/12	2,250	2,153,288

DECEMBER 31, 2008	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media (concluded)
Cox Communications, Inc., Unsecured Notes,
4.62%, 6/01/13	$5,000	$4,333,345
News America, Inc., Senior Debentures,
7.28%, 6/30/28	1,075	1,034,481
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	2,500	2,310,645
Thomson Reuters Corp., Unsecured Notes,
5.95%, 7/15/13	2,300	2,141,365
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	2,000	1,827,106
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	100	97,638
6.88%, 5/01/12	1,000	960,696
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	25	24,382

		22,117,163

Metals & Mining — 0.1%
United States Steel Corp., Senior Unsecured Notes,
5.65%, 6/01/13	450	336,582
Xstrata Canada Corp. (Canada), Unsecured Notes,
6.00%, 10/15/15(a)	75	50,207

		386,789

Multiline Retail — 0.8%
Target Corp., Senior Unsecured Notes,
7.50%, 8/15/10	200	207,455
5.13%, 1/15/13	3,000	2,962,092

		3,169,547

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp., Senior Unsecured Notes,
2.40%, 9/15/09(d)	655	626,719
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(a)	3,295	2,873,662
5.90%, 2/01/18(a)	1,125	971,979
6.25%, 3/15/38(a)	1,110	872,454
ConocoPhillips Australia Funding Co., Unsecured Notes,
4.42%, 4/09/09(d)	19	18,978
Devon Energy Corp., Senior Debentures,
7.95%, 4/15/32	450	497,021
Devon Financing Corp., Senior Unsecured Notes,
6.88%, 9/30/11	90	90,824
Nexen, Inc. (Canada), Unsecured Notes,
6.40%, 5/15/37(a)	1,025	802,044
Shell International Finance BV (Netherlands), Unsecured Notes,
6.38%, 12/15/38(a)	2,125	2,390,602
XTO Energy, Inc., Senior Unsecured Notes,
6.50%, 12/15/18	1,750	1,694,040
6.75%, 8/01/37	1,610	1,507,868

		12,346,191

Paper & Forest Products — 0.4%
International Paper Co., Senior Unsecured Notes,
7.95%, 6/15/18	1,150	908,914
Weyerhaeuser Co., Debentures,
7.12%, 7/15/23	750	566,976

		1,475,890

Pharmaceuticals — 6.8%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	2,575	2,718,811
AstraZeneca Plc (United Kingdom), Unsecured Notes,
5.90%, 9/15/17(a)	1,500	1,594,100
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	2,500	2,658,622
Eli Lilly & Co., Unsecured Notes,
5.20%, 3/15/17	1,500	1,523,268
5.55%, 3/15/37	2,975	3,073,193
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	2,050	2,056,267
Johnson & Johnson, Unsecured Notes,
5.55%, 8/15/17	1,000	1,141,614
Schering-Plough Corp., Senior Unsecured Notes,
6.55%, 9/15/37	1,275	1,285,242
Teva Pharmaceutical Finance Co. LLC, Senior Unsecured Notes,
5.55%, 2/01/16	2,400	2,365,490
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes,
6.15%, 2/01/36	1,000	988,640
Wyeth, Unsecured Notes,
5.50%, 2/15/16	3,110	3,166,863
5.45%, 4/01/17	1,500	1,527,752
5.95%, 4/01/37	1,175	1,304,587

		25,404,449

Real Estate Investment Trusts — 0.0%
AvalonBay Communities, Inc., Senior Unsecured Notes,
6.12%, 11/01/12	100	78,245

Road & Rail — 1.1%
Burlington North Santa Fe Corp., Debentures,
5.65%, 5/01/17	425	408,077
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
6.38%, 10/15/11(a)	50	50,982
6.25%, 8/01/34(a)	2,000	2,150,690
Norfolk Southern Corp., Senior Unsecured Notes,
8.62%, 5/15/10	1,500	1,521,595
Union Pacific Corp., Unsecured Notes,
3.88%, 2/15/09	100	100,184

		4,231,528

Software — 1.6%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18	1,800	1,882,743
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	4,100	4,174,255

		6,056,998

Specialty Retail — 0.0%
Home Depot, Inc., Senior Unsecured Notes,
4.62%, 8/15/10	125	123,780

Thrifts & Mortgage Finance — 1.7%
Golden West Financial Corp., Senior Unsecured Notes,
4.75%, 10/01/12	6,825	6,349,127

4	DECEMBER 31, 2008

Schedule of Investments (concluded)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Tobacco — 0.6%
Philip Morris International, Inc., Senior Unsecured Notes,
5.65%, 5/16/18	$2,250	$2,230,499

Wireless Telecommunication Services — 4.0%
Rogers Communications, Inc. (Canada), Notes,
7.50%, 3/15/15(a)	2,125	2,104,022
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
6.80%, 8/15/18(a)	1,525	1,540,908
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(a)	7,150	7,307,407
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.75%, 3/15/16(a)	2,000	1,909,174
6.15%, 2/27/37(a)	2,125	2,100,418

		14,961,929

Total Corporate Bonds — 86.4%		322,965,171

Total Long-Term Investments (Cost — $350,430,297) — 89.0%		332,722,721

	Shares
Short-Term Securities
TCW Money Market Fund, 1.38%(g) (Cost — $39,220,160) — 10.5%	39,220,160	39,220,160

Total Investments (Cost — $389,650,457*) — 99.5%		371,942,881
Other Assets in Excess of Liabilities — 0.5%		1,923,047

Net Assets — 100.0%		$373,865,928

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$389,650,457

Gross unrealized appreciation	$5,882,056
Gross unrealized depreciation	(23,589,632)

Net unrealized depreciation	$(17,707,576)

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	Represents current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
201	U.S. Treasury Notes (5 Year)	March 2009	$23,929,992	$348,380
335	U.S. Treasury Notes (10 Year)	March 2009	$42,126,250	757,034
342	U.S. Treasury Bonds (20 Year)	March 2009	$47,212,031	2,702,733

Total				$3,808,147

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets
Level 1	$39,220,160	$3,808,147
Level 2	332,722,721	—
Level 3	—	—

Total	$371,942,881	$3,808,147

**	Other financial instruments are futures contracts.

DECEMBER 31, 2008	5

Schedule of Investments December 31, 2008 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
U.S. Treasury Inflation Protected Bonds,
1.75%, 1/15/28	$2,315	$2,211,093
U.S. Treasury Notes,
3.88%, 5/15/18	1,100	1,254,343

Total U.S. Government & Agency Obligations — 1.0%		3,465,436

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	284	292,647
Federal Home Loan Mortgage Corp., Series 2875, Class MA,
5.50%, 5/15/26	4,192	4,238,719
Federal Home Loan Mortgage Corp., Series 3018, Class GN,
6.00%, 9/15/26	4,401	4,467,319
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	260	263,998
Federal Home Loan Mortgage Corp., Series 3200, Class GA,
5.50%, 10/15/27	3,913	4,013,671
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 1/01/24	1,000	1,026,563
Federal National Mortgage Assoc., Series 03-86, Class DL,
4.00%, 9/25/10	333	332,885

Total U.S. Government Agency Mortgage-Backed Securities — 4.2%		14,635,802

Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 74.8%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	5,749	5,641,853
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B,
6.67%, 4/15/36	175	170,736
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.79%, 8/11/11	4,553	4,371,264
Banc of America Commercial Mortgage, Inc., Series 02-2, Class B,
5.27%, 5/11/12	1,000	917,867
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	750	608,458
Banc of America Commercial Mortgage, Inc., Series 06-2, Class A4,
5.74%, 5/10/45(a)	3,580	2,923,913
Banc of America Commercial Mortgage, Inc., Series 06-4, Class A4,
5.63%, 7/10/46	5,000	3,999,014
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A4,
5.36%, 10/10/45	6,015	4,596,445
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(a)	6,000	4,558,439
Banc of America Commercial Mortgage, Inc., Series 07-3, Class A4,
5.66%, 5/10/17(a)	3,950	2,888,925
Banc of America Commercial Mortgage, Inc., Series 07-5, Class A4,
5.49%, 10/10/17	5,000	3,658,300
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	2,280	2,270,840
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-T16, Class A6,
4.75%, 10/13/14	7,355	6,039,631
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A4,
5.40%, 12/11/40(a)	1,000	850,411
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	1,000	844,836
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class A4,
5.46%, 3/11/39(a)	5,575	4,757,367
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class AJ,
5.46%, 3/11/39(a)	1,000	311,990
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13, Class A4,
5.54%, 9/11/41	775	607,930
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50(a)	5,000	3,722,915
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	278	276,850
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31(a)	346	345,332
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.10%, 12/10/49(a)	3,500	2,702,247
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5,
5.62%, 10/15/48	500	398,233
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	5,200	3,630,102
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 08-C7, Class A2A,
6.03%, 12/10/49	5,000	4,442,620
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	84	83,360
Commercial Mortgage Asset Trust, Series 06-C8, Class A3,
5.31%, 12/10/46	5,000	3,360,548
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 2/15/34	1,018	1,000,533
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A2,
5.94%, 9/15/11	3,702	3,620,475
Credit Suisse Mortgage Capital Certificates, Series 06-C1, Class A3,
5.55%, 2/15/39(a)	4,820	3,580,586

6	DECEMBER 31, 2008

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3,
5.47%, 9/15/39	$5,770	$4,245,359
Credit Suisse Mortgage Capital Certificates, Series 07-C2, Class A3,
5.54%, 1/15/49(a)	5,615	3,719,005
Credit Suisse Mortgage Capital Certificates, Series 07-C3, Class A4,
5.72%, 6/15/39(a)	2,930	1,859,178
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09(a)	169	168,362
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	866	862,143
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2,
7.39%, 12/15/31	308	307,197
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	133	133,064
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	5,267	5,291,423
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	272	264,699
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B,
6.64%, 3/18/11	40	40,284
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4,
6.29%, 8/11/33	1,660	1,609,728
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4,
4.89%, 3/10/40	390	329,998
General Electric Capital Commercial Mortgage Corp., Series 07-C1, Class A4,
5.54%, 12/10/49	4,215	3,141,642
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class E,
7.90%, 8/15/09(a)	5,000	5,006,470
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(a)	325	324,487
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(a)	5,853	5,841,125
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class B,
7.59%, 6/16/10(a)	1,000	999,636
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	4,481	4,434,620
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B,
5.10%, 7/10/39(a)	1,000	900,161
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C1, Class B,
4.19%, 5/10/36	5,000	4,273,930
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.48%, 5/10/40(a)	3,465	3,114,271
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38(a)	275	225,971
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	1,785	1,443,176
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B,
5.10%, 11/11/12(a)	1,000	898,527
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3,
3.86%, 7/05/35	250	227,362
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3,
4.57%, 8/10/42	70	58,335
Greenwich Capital Commercial Funding Corp., Series 05-GG5, Class AJ,
5.30%, 4/10/37(a)	1,000	446,454
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4,
5.91%, 7/10/38(a)	13,110	10,231,820
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	3,000	2,283,396
Heller Financial Commercial Mortgage Asset, Series 99-PH1, Class B,
6.85%, 5/15/31(a)	5,719	5,701,560
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	3,240	3,092,664
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A3,
6.43%, 6/15/11	5,595	5,441,381
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35	3,956	3,827,503
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	218	213,378
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class B,
6.45%, 3/15/33	5,000	4,699,138
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4,
4.90%, 9/12/37	280	221,319
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4,
5.88%, 4/15/45(a)	3,605	2,875,913
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP8, Class A4,
5.40%, 5/15/45	4,885	3,725,490
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A25,
5.30%, 5/15/47	4,820	3,911,234
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3,
5.34%, 5/15/47	1,195	896,461
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB19, Class A4,
5.75%, 2/12/49(a)	5,000	3,673,571

DECEMBER 31, 2008	7

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(a)	$440	$438,645
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	3,807	3,792,774
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	978	977,340
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(b)	542	532,631
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4,
5.23%, 6/15/29(a)	220	185,775
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4,
5.66%, 3/15/39(a)	355	289,156
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,000	784,506
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A2,
5.30%, 2/15/40	3,725	2,937,636
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40	5,600	4,024,745
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A2,
5.59%, 9/15/45	5,000	3,802,466
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 06-3, Class A4,
5.41%, 7/12/46(c)	5,475	4,307,969
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class B,
6.66%, 3/15/31(a)	3,000	2,990,914
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class A2,
5.84%, 8/11/12(a)	4,100	3,205,185
Morgan Stanley Capital I, Inc., Series 07-T27, Class A4,
5.65%, 6/13/42(a)	7,648	5,838,590
Morgan Stanley Capital I, Inc., Series 08-T29, Class A4,
6.28%, 1/11/43(a)	5,000	3,876,102
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C1, Class A2,
7.52%, 12/18/09(a)	231	230,057
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C2, Class A2,
7.46%, 4/18/10	1,602	1,597,241
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C3, Class A2,
6.59%, 12/18/33	5,750	5,644,681
Salomon Brothers Mortgage Securities VII, Inc., Series 01-C1, Class A3,
6.43%, 3/18/11	4,654	4,551,670
Salomon Brothers Mortgage Securities VII, Inc., Series 01-C2, Class A3,
6.50%, 10/13/11	5,969	5,798,453
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.68%, 8/15/39(a)	3,295	3,104,642
TIAA Commercial Mortgage Trust, Series 07-C4, Class A3,
6.09%, 8/15/39(a)	5,000	4,306,122
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(b)	2,383	2,366,342
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	5,000	3,980,876
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.74%, 5/15/43(a)	1,000	790,250
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3,
6.01%, 6/15/45(a)	500	408,209
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2,
5.50%, 10/15/48	5,400	4,474,697
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A3,
5.68%, 10/15/48	6,025	3,670,989
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	5,000	3,746,955

		260,799,073

Total Non-U.S. Government Agency Mortgage-Backed Securities — 74.8%		260,799,073

Asset Backed Securities
Bank of America Credit Card Trust, Series 08-A9, Class A9,
4.07%, 2/16/10	3,215	3,070,583
Capital Auto Receivables Asset Trust, Series 06-1, Class A4,
5.04%, 5/17/10	2,513	2,495,454
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A,
4.98%, 5/15/11(d)	3,112	3,058,184
Capital Auto Receivables Asset Trust, Series 07-1, Class A3A,
5.00%, 4/15/11	3,300	3,234,901
Chase Manhattan Auto Owner Trust, Series 05-B, Class A4,
4.88%, 6/15/12	2,398	2,388,405
Chase Manhattan Auto Owner Trust, Series 06-B, Class A3,
5.13%, 5/15/11	3,222	3,209,775
Citibank Credit Card Master Trust I, Series 99-2, Class A,
5.88%, 3/10/11	200	199,889
DaimlerChrysler Auto Trust, Series 06-B, Class A3,
5.33%, 8/08/10	184	183,001
DaimlerChrysler Auto Trust, Series 06-C, Class A3,
5.02%, 7/08/10	375	373,310
Ford Credit Auto Owner Trust, Series 06-C, Class A3,
5.16%, 11/15/10	3,900	3,857,211
Harley-Davidson Motorcycle Trust, Series 05-3, Class A2,
4.41%, 6/15/12	4,109	4,041,799
Harley-Davidson Motorcycle Trust, Series 07-2, Class A3,
5.10%, 5/15/12	2,635	2,616,677

8	DECEMBER 31, 2008

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Honda Auto Receivables Owner Trust, Series 05-4, Class A4,
4.60%, 11/22/10	$1,954	$1,940,851
Honda Auto Receivables Owner Trust, Series 06-3, Class A3,
5.12%, 10/15/10	3,432	3,407,354
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	1,046	1,046,066
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3,
5.10%, 11/15/10	786	782,363
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(a)	10,000	9,067,350
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12	7,515	7,385,600
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	230	226,185
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	1,150	1,121,339
USAA Auto Owner Trust, Series 06-4, Class A3,
5.01%, 6/15/11	5,084	5,050,901
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	3,400	3,269,844
Wachovia Auto Owner Trust, Series 05-B, Class A4,
4.84%, 4/20/11	326	323,220
World Omni Auto Receivables Trust, Series 06-B, Class A4,
5.12%, 6/15/12	500	484,027

Total Asset Backed Securities — 18.0%		62,834,289

Total Long-Term Investments (Cost — $393,019,172) — 98.0%		341,734,600

	Shares
Short-Term Securities
TCW Money Market Fund, 1.38% (e) (Cost — $9,321,310) — 2.6%	9,321,310	9,321,310

Total Investments (Cost — $402,340,482*) — 100.6%		351,055,910
Liabilities in Excess of Other Assets — (0.6)%		(2,254,792)

Net Assets — 100.0%		$348,801,118

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$402,340,482

Gross unrealized appreciation	$240,524
Gross unrealized depreciation	(51,525,096)

Net unrealized depreciation	$(51,284,572)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Merrill Lynch-Countrywide Commercial
Mortgage Trust, Series 06-3, Class A4	—	—	—	$75,058

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
77	U.S. Treasury Notes (2 Year)	March 2009	$16,790,813	$106,044
562	U.S. Treasury Notes (5 Year)	March 2009	$66,908,734	1,570,376
542	U.S. Treasury Bonds (20 Year)	March 2009	$74,821,406	5,090,479

Total				$6,766,899

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
392	U.S. Treasury Notes (10 Year)	March 2009	$49,294,000	$(3,980,919)

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

DECEMBER 31, 2008	9

Schedule of Investments (concluded)	Series M Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments In Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$10,347,872	$6,766,899	$(3,980,919)
Level 2	340,708,038	—	—
Level 3	—	—	—

Total	$351,055,910	$6,766,899	$(3,980,919)

**	Other financial instruments are futures contracts.

10	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
Federal Home Loan Bank Bonds,
3.50%, 7/16/10	$400	$412,565
U.S. Treasury Notes,
2.00%, 2/28/10-11/30/13	2,700	2,760,517
3.38%, 7/31/13 (a)	900	983,039

Total U.S. Government & Agency Obligations — 6.7%		4,156,121

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 19.7%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.75%, 4/01/35(b)	524	520,693
4.72%, 8/01/35(b)	612	608,486
5.04%, 12/01/35(b)	813	825,509
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.40%, 6/01/33(b)	280	279,378
4.45%, 7/01/34(b)	31	31,278
6.03%, 11/01/36(b)	932	959,275
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	520	527,996
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	540	552,856
Federal Home Loan Mortgage Corp., Series 3165, Class NA,
5.50%, 2/15/26	278	284,069
Federal Home Loan Mortgage Corp., Series 3186, Class NA,
6.00%, 7/15/27	577	589,073
Federal Home Loan Mortgage Corp., Series 3280, Class MA,
5.50%, 5/15/26(a)	2,549	2,603,772
Federal National Mortgage Assoc. 12 Month LIBOR,
4.86%, 6/01/35(b)	197	198,405
5.35%, 10/01/35(b)	530	538,885
Federal National Mortgage Assoc., Series 03-67, Class GL,
3.00%, 1/25/25	248	247,406
Federal National Mortgage Assoc., Series 05-47, Class PA,
5.50%, 9/25/24	162	162,938
Federal National Mortgage Assoc., Series 05-48, Class OH,
5.00%, 7/25/26	160	160,588
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	304	308,912
Federal National Mortgage Assoc., Series 05-63, Class PA,
5.50%, 10/25/24	287	289,135
Federal National Mortgage Assoc., Series 06-53, Class JA,
5.50%, 5/25/20	348	351,770
Federal National Mortgage Assoc., Series 06-54, Class OA,
6.00%, 3/25/27	553	565,809
Federal National Mortgage Assoc., Series 06-99, Class PA,
5.50%, 5/25/30	1,218	1,250,478
Government National Mortgage Assoc. II ARM,
4.75%, 10/20/34-11/20/34(b)	345	334,946

Total U.S. Government Agency Mortgage-Backed Securities — 19.7%		12,191,657

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.8%
Banc of America Funding Corp., Series 04-C, Class 4A1,
0.84%, 12/20/34(b)	27	13,066
Banc of America Mortgage Securities, Series 04-A, Class 2A2,
4.11%, 2/25/34(b)	391	295,086
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
0.84%, 11/25/34(b)	17	9,531
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
4.98%, 10/25/34(b)	207	119,181
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5,
5.50%, 8/25/35	50	39,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 04-HYB1, Class 2A,
5.12%, 5/20/34(b)	433	287,285
First Horizon Commercial Mortgage Trust, Series 03-AR4, Class 2A1,
4.74%, 12/25/33(b)	157	126,657
First Horizon Mortgage Pass-Through Trust, Series 04-AR6, Class 2A1,
4.75%, 12/25/34(b)	381	277,076
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR5, Class 1A1,
5.25%, 10/25/35(b)	154	90,238
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(b)	772	561,759
Structured Adjustable Rate Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(b)	438	329,170
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1,
4.19%, 12/25/34(b)	621	443,735
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2, Class 2A1,
4.55%, 3/25/35(b)	563	365,751

		2,958,349

Commercial Mortgage-Backed Securities — 13.8%
ARM Trust, Series 05-9, Class 5A1,
0.74%, 11/25/35(b)	29	14,295
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	400	382,999
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32(b)	496	493,661
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31(b)	606	604,332

DECEMBER 31, 2008	11

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	$125	$125,040
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	620	566,702
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP3, Class A3,
5.60%, 7/15/35	250	232,303
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG3, Class A1B,
7.34%, 9/10/24	445	443,876
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	589	586,257
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	261	261,375
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(b)	209	208,599
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(b)	973	971,372
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class A2,
4.11%, 3/11/12	201	188,689
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2,
6.24%, 10/15/10	150	147,990
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A3,
6.43%, 6/15/11	315	306,351
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	609	608,122
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(c)	430	422,554
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(b)	498	483,047
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP3, Class A4,
6.39%, 7/15/33	261	253,515
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C3, Class A2,
6.59%, 12/18/33	877	861,053
Salomon Brothers Mortgage Securities VII, Inc., Series 02-KEY2, Class A2,
4.47%, 3/18/36	96	88,993
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(b)(c)	269	266,630

		8,517,755

Total Non-U.S. Government Agency Mortgage-Backed Securities — 18.6%		11,476,104

Asset Backed Securities
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
0.52%, 10/25/36(b)	127	122,397
Chase Issuance Trust, Series 05, Class A5,
1.22%, 2/15/12(b)	900	879,918
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13	520	486,290
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2,
4.85%, 2/10/11	400	399,805
Citibank Credit Card Issuance Trust, Series 06-A5, Class A5,
5.30%, 5/20/11	495	493,235
Credit Suisse First Boston Mortgage Securities Corp., Series 99-C1, Class A2,
7.29%, 9/15/41	286	285,421
Ford Credit Auto Owner Trust, Series 06-A, Class A3,
5.05%, 3/15/10	44	44,113
GSAA Home Equity Trust, Series 04-11, Class 2A2,
0.79%, 12/25/34(b)	18	9,033
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	111	110,461
PECO Energy Transition Trust, Series 01-A, Class A1,
6.52%, 9/01/10	260	262,001
PG&E Energy Recovery Funding LLC, Series 05-1, Class A4,
4.37%, 6/25/12	335	327,853
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
0.53%, 10/25/30(b)	50	49,118
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(b)	1,000	950,866
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	460	452,369
USAA Auto Owner Trust, Series 06-1, Class A3,
5.01%, 9/15/10	57	57,104
USAA Auto Owner Trust, Series 06-1, Class A4,
5.04%, 12/15/11	575	560,823

Total Asset Backed Securities — 8.9%		5,490,807

Corporate Bonds
Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes,
2.40%, 9/15/09(b)	15	14,352
ConocoPhillips Australia Funding Co., Unsecured Notes,
4.42%, 4/09/09(b)	19	18,979

Total Corporate Bonds — 0.1%		33,331

Total Long-Term Investments (Cost — $34,626,289) — 54.0%		33,348,020

12	DECEMBER 31, 2008

Schedule of Investments (concluded)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
TCW Money Market Fund, 1.38%(d) (Cost — $27,710,496) — 44.8%	27,710,496	$27,710,496

Total Investments (Cost — $62,336,785*) — 98.8%		61,058,516
Other Assets in Excess of Liabilities — 1.2%		725,879

Net Assets — 100.0%		$61,784,395

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$62,336,785

Gross unrealized appreciation	$353,911
Gross unrealized depreciation	(1,632,180)

Net unrealized depreciation	$(1,278,269)

(a)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
261	U.S. Treasury Notes (2 Year)	March 2009	$56,914,313	$487,047
7	U.S. Treasury Notes (5 Year)	March 2009	$833,383	6,109
10	U.S. Treasury Notes (10 Year)	March 2009	$1,257,500	(19,353)

Total				$473,803

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
15	U.S. Treasury Bonds (20 Year)	March 2009	$2,070,703	$(105,760)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$27,710,496	$493,156	$(125,113)
Level 2	33,348,020	—	—
Level 3	—	—	—

Total	$61,058,516	$493,156	$(125,113)

**	Other financial instruments are futures contracts.

DECEMBER 31, 2008	13

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: February 23, 2009